SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2020 Aircraft Engine	Feb. 28, 2020 USD ($) Aircraft $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Aug. 30, 2018 $ / shares	Jul. 13, 2018 $ / shares
Subsequent Event [Abstract]
Shares repurchased (in shares) | shares		114,354	2,010,437	0	4,274,569
Share price (in dollars per share) | $ / shares		$ 16.85				$ 15.00	$ 15.00
Shares repurchased | $		$ 1,900	$ 32,871		$ 57,289
Subsequent Event [Member]
Subsequent Event [Abstract]
Number of aircraft purchased		1
Number of engines sold | Engine	2
Number of aircraft sold	1	3